Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring and Related Costs [Table Text Block]
Restructuring charges incurred in 2017 primarily relate to actions initiated during 2017 and 2016, and were recorded as follows:

(dollars in millions)
Cost of sales	$119
Selling, general & administrative	134
Total	$253
We recorded charges in the segments as follows:

(dollars in millions)
Otis	$50
UTC Climate, Controls & Security	111
Pratt & Whitney	5
UTC Aerospace Systems	80
Eliminations and other	7
Total	$253

Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the accrual balances and utilization by cost type for the 2017 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination & Other Costs	Total
Net pre-tax restructuring costs	$160	$16	$176
Utilization and foreign exchange	(76)	(15)	(91)
Balance at December 31, 2017	$84	$1	$85

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2017 restructuring actions by segment:

(dollars in millions)	Expected Costs	Cost Incurred During 2017	Remaining Costs at December 31, 2017
Otis	$79	$(43)	$36
UTC Climate, Controls & Security	87	(76)	11
Pratt & Whitney	7	(7)	—
UTC Aerospace Systems	118	(43)	75
Eliminations and other	7	(7)	—
Total	$298	$(176)	$122

Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the accrual balances and utilization by cost type for the 2016 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2017	$63	$46	$109
Net pre-tax restructuring costs	34	23	57
Utilization and foreign exchange	(65)	(17)	(82)
Balance at December 31, 2017	$32	$52	$84

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2016 programs by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2016	Costs Incurred During 2017	Remaining Costs at December 31, 2017
Otis	$57	$(48)	$(5)	$4
UTC Climate, Controls & Security	79	(45)	(21)	13
Pratt & Whitney	118	(118)	—	—
UTC Aerospace Systems	79	(31)	(31)	17
Total	$333	$(242)	$(57)	$34